Document and Entity Information	Jul. 16, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001576885
Document Type	8-K
Document Period End Date	Jul. 16, 2023
Entity Registrant Name	Acumen Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40551
Entity Tax Identification Number	36-4108129
Entity Address, Address Line One	427 Park St.
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22902
City Area Code	(434)
Local Phone Number	297-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ABOS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false